Note G - Pensions and Other Postretirement Benefits (Detail) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 01, 2012
Pension and Other Postretirement Benefit Contributions (in Dollars)		$ 7,200,000	$ 7,200,000	$ 7,200,000
Noncash Contribution Expense (in Dollars)	3,000,000	2,900,000
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate		10.00%
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year (in Dollars)					7,200,000
Defined Benefit Plan, Effect of One Percentage Point Increase on Service and Interest Cost Components (in Dollars)		213,000
Defined Benefit Plan, Effect of One Percentage Point Increase on Accumulated Postretirement Benefit Obligation (in Dollars)		2,000,000
Defined Benefit Plan, Effect of One Percentage Point Decrease on Service and Interest Cost Components (in Dollars)		201,000
Defined Benefit Plan, Effect of One Percentage Point Decrease on Accumulated Postretirement Benefit Obligation (in Dollars)		1,900,000
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets		1.00%
Defined Benefit Plan Effect On Pension Expense (in Dollars)		1,600,000
Contributions To 401K Plan [Member]
Pension and Other Postretirement Benefit Contributions (in Dollars)		1.3	1.0	928,000
Fixed Income Securities [Member] | Maximum [Member]
Defined Benefit Plan, Target Plan Asset Allocations		80.00%
Fixed Income Securities [Member] | Minimum [Member]
Defined Benefit Plan, Target Plan Asset Allocations		30.00%
Fixed Income Securities [Member]
Defined Benefit Plan, Target Plan Asset Allocations		60.00%
Equity Securities [Member] | Maximum [Member]
Defined Benefit Plan, Target Plan Asset Allocations		70.00%
Equity Securities [Member] | Minimum [Member]
Defined Benefit Plan, Target Plan Asset Allocations		20.00%
Equity Securities [Member]
Defined Benefit Plan, Target Plan Asset Allocations		40.00%
Cash Equivalents [Member] | Maximum [Member]
Defined Benefit Plan, Target Plan Asset Allocations		40.00%
Cash Equivalents [Member] | Minimum [Member]
Defined Benefit Plan, Target Plan Asset Allocations		0.00%
Non US Corporate Securities [Member]
Defined Benefit Plan, Target Plan Asset Allocations		35.00%
Retirees Under Age 65 [Member]
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate		5.00%
Percentage Increase In Health Care Trend [Member]
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate		1.00%
Percentage Decrease In Health Care Trend [Member]
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate		1.00%
Change In Return On Plan Assets [Member]
Defined Benefit Plan Effect On Pension Expense (in Dollars)		656,000
Percentage Increase In Discount Rate [Member]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate		1.00%
Change In Discount Rate [Member]
Defined Benefit Plan Effect On Pension Expense (in Dollars)		$ 1,400,000
Percentage Decrease In Discount Rate [Member]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate		1.00%